Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Y	Sep. 30, 2012 Y
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		0.0083%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		0.0219%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		0.0096%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		0.022%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		4.25
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		4.5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9		0.5787%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10		0.9525%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11		0.5627%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12		0.6252%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13		0.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14		0.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0.83%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	2.19%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	4.25
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	57.87%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	95.25%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	$ 0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.00%